UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2017

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2017

Semiannual Report

Deutsche Investments VIT Funds

Deutsche Equity 500 Index VIP

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
12	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
22	Information About Your Fund’s Expenses
23	Proxy Voting
24	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche AM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche Equity 500 Index VIP

Performance Summary	June 30, 2017 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn’t reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2017 are 0.34%, 0.69% and 0.74% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The Standard & Poor’s 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results (as of June 30, 2017)

Deutsche Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,921	$11,756	$13,063	$19,520	$19,497
	Average annual total return	9.21%	17.56%	9.32%	14.31%	6.90%
S&P 500 Index	Growth of $10,000	$10,934	$11,790	$13,170	$19,792	$20,008
	Average annual total return	9.34%	17.90%	9.61%	14.63%	7.18%

Deutsche Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,900	$11,720	$12,956	$19,268	$19,005
	Average annual total return	9.00%	17.20%	9.02%	14.02%	6.63%
S&P 500 Index	Growth of $10,000	$10,934	$11,790	$13,170	$19,792	$20,008
	Average annual total return	9.34%	17.90%	9.61%	14.63%	7.18%

Deutsche Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B2	Growth of $10,000	$10,900	$11,707	$12,922	$19,162	$18,781
	Average annual total return	9.00%	17.07%	8.92%	13.89%	6.51%
S&P 500 Index	Growth of $10,000	$10,934	$11,790	$13,170	$19,792	$20,008
	Average annual total return	9.34%	17.90%	9.61%	14.63%	7.18%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche Equity 500 Index VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/17	12/31/16
Common Stocks	99%	100%
Cash Equivalents	1%	0%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/17	12/31/16
Information Technology	22%	21%
Financials	15%	15%
Health Care	15%	14%
Consumer Discretionary	12%	12%
Industrials	10%	10%
Consumer Staples	9%	9%
Energy	6%	7%
Utilities	3%	3%
Real Estate	3%	3%
Materials	3%	3%
Telecommunication Services	2%	3%
	100%	100%

Ten Largest Equity Holdings (19.9% of Net Assets)

1	Apple, Inc.	3.6%
	Designs, manufactures and markets personal computers and related computing and mobile communication devices
2	Alphabet, Inc.	2.6%
	Holding company with subsidiaries that provide web-based search, advertisements, maps, software applications, mobile operating systems and a variety of other products
3	Microsoft Corp.	2.6%
	Develops, manufactures, licenses, sells and supports software products
4	Amazon.com, Inc.	1.8%
	Online retailer that offers a wide range of products, including books, music, videotapes, computers, electronics, home and garden, and numerous products.
5	Facebook, Inc.	1.7%
	Operates a social networking website
6	Johnson & Johnson	1.7%
	Provider of health care products
7	Exxon Mobil Corp.	1.6%
	Explorer and producer of oil and gas
8	JPMorgan Chase & Co.	1.6%
	Provider of global financial services
9	Berkshire Hathaway, Inc.	1.5%
	Holding company of insurance business and a variety of other businesses
10	Wells Fargo & Co.	1.2%
	A diversified financial services company

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Manager

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

4	|	Deutsche Equity 500 Index VIP

Investment Portfolio	June 30, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks 99.1%
Consumer Discretionary 12.2%
Auto Components 0.2%
BorgWarner, Inc.	5,470	231,709
Delphi Automotive PLC	7,404	648,961
Goodyear Tire & Rubber Co.	7,077	247,412

		1,128,082

Automobiles 0.5%
Ford Motor Co.	108,054	1,209,124
General Motors Co.	38,116	1,331,392
Harley-Davidson, Inc.	4,883	263,780

		2,804,296

Distributors 0.1%
Genuine Parts Co.	4,104	380,687
LKQ Corp.*	8,673	285,775

		666,462

Diversified Consumer Services 0.0%
H&R Block, Inc.	5,769	178,320

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	11,588	759,825
Chipotle Mexican Grill, Inc.*	794	330,383
Darden Restaurants, Inc.	3,466	313,465
Hilton Worldwide Holdings, Inc.	5,676	351,061
Marriott International, Inc. “A”	8,606	863,268
McDonald’s Corp.	22,587	3,459,425
Royal Caribbean Cruises Ltd.	4,646	507,482
Starbucks Corp.	40,138	2,340,447
Wyndham Worldwide Corp.	2,943	295,507
Wynn Resorts Ltd.	2,245	301,099
Yum! Brands, Inc.	9,139	674,093

		10,196,055

Household Durables 0.5%
D.R. Horton, Inc.	9,564	330,627
Garmin Ltd.	3,278	167,276
Leggett & Platt, Inc.	3,624	190,369
Lennar Corp. “A”	5,669	302,271
Mohawk Industries, Inc.*	1,743	421,266
Newell Brands, Inc.	13,375	717,168
PulteGroup, Inc.	7,949	194,989
Whirlpool Corp.	2,050	392,821

		2,716,787

Internet & Direct Marketing Retail 2.7%
Amazon.com, Inc.*	10,999	10,647,032
Expedia, Inc.	3,347	498,536
Netflix, Inc.*	11,937	1,783,507
The Priceline Group, Inc.*	1,364	2,551,389
TripAdvisor, Inc.*	3,032	115,822

		15,596,286

Leisure Products 0.1%
Hasbro, Inc.	3,067	342,001
Mattel, Inc.	9,286	199,928

		541,929

	Shares	Value ($)
Media 3.0%
CBS Corp. “B”	10,110	644,816
Charter Communications, Inc. “A”*	5,966	2,009,647
Comcast Corp. “A”	131,218	5,107,004
Discovery Communications, Inc. “A”*	4,359	112,593
Discovery Communications, Inc. “C”*	5,875	148,109
DISH Network Corp. “A”*	6,375	400,095
Interpublic Group of Companies, Inc.	10,803	265,754
News Corp. “A”	10,954	150,070
News Corp. “B”	3,545	50,162
Omnicom Group, Inc.	6,498	538,684
Scripps Networks Interactive, Inc. “A”	2,677	182,866
Time Warner, Inc.	21,468	2,155,602
Twenty-First Century Fox, Inc. “A”	29,174	826,791
Twenty-First Century Fox, Inc. “B”	13,550	377,638
Viacom, Inc. “B”	9,838	330,262
Walt Disney Co.	40,330	4,285,062

		17,585,155

Multiline Retail 0.4%
Dollar General Corp.	6,944	500,593
Dollar Tree, Inc.*	6,487	453,571
Kohl’s Corp.	4,834	186,931
Macy’s, Inc.	8,351	194,077
Nordstrom, Inc. (a)	3,072	146,934
Target Corp.	15,212	795,435

		2,277,541

Specialty Retail 2.2%
Advance Auto Parts, Inc.	2,054	239,476
AutoNation, Inc.*	1,903	80,231
AutoZone, Inc.*	777	443,248
Bed Bath & Beyond, Inc.	3,971	120,718
Best Buy Co., Inc.	7,350	421,376
CarMax, Inc.* (a)	5,224	329,426
Foot Locker, Inc.	3,626	178,689
Home Depot, Inc.	33,131	5,082,295
L Brands, Inc.	6,680	359,985
Lowe’s Companies, Inc.	23,778	1,843,508
O’Reilly Automotive, Inc.*	2,538	555,162
Ross Stores, Inc.	10,905	629,546
Signet Jewelers Ltd. (a)	1,986	125,595
Staples, Inc.	17,975	181,008
The Gap, Inc.	6,181	135,920
Tiffany & Co.	3,006	282,173
TJX Companies, Inc.	17,813	1,285,564
Tractor Supply Co.	3,481	188,705
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,621	465,778

		12,948,403

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	7,785	368,542
Hanesbrands, Inc.	9,995	231,484
Michael Kors Holdings Ltd.*	4,383	158,884

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index VIP	|	5

	Shares	Value ($)
NIKE, Inc. “B”	36,746	2,168,014
PVH Corp.	2,202	252,129
Ralph Lauren Corp.	1,542	113,800
Under Armour, Inc. “A”* (a)	5,253	114,305
Under Armour, Inc. “C”*	5,290	106,646
VF Corp.	8,818	507,917

		4,021,721

Consumer Staples 9.0%
Beverages 2.1%
Brown-Forman Corp. “B”	4,994	242,709
Coca-Cola Co.	106,818	4,790,787
Constellation Brands, Inc. “A”	4,728	915,956
Dr. Pepper Snapple Group, Inc.	5,049	460,014
Molson Coors Brewing Co. “B”	5,065	437,312
Monster Beverage Corp.*	11,096	551,249
PepsiCo, Inc.	39,604	4,573,866

		11,971,893

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	12,176	1,947,308
CVS Health Corp.	28,254	2,273,317
Kroger Co.	25,247	588,760
Sysco Corp.	13,727	690,880
Wal-Mart Stores, Inc.	40,961	3,099,928
Walgreens Boots Alliance, Inc.	23,646	1,851,718
Whole Foods Market, Inc.	8,742	368,126

		10,820,037

Food Products 1.3%
Archer-Daniels-Midland Co.	15,839	655,418
Campbell Soup Co.	5,368	279,941
Conagra Brands, Inc.	11,064	395,649
General Mills, Inc.	15,896	880,639
Hormel Foods Corp.	7,494	255,620
Kellogg Co.	6,946	482,469
Kraft Heinz Co.	16,538	1,416,314
McCormick & Co., Inc.	3,121	304,329
Mondelez International, Inc. “A”	42,079	1,817,392
The Hershey Co.	3,927	421,642
The JM Smucker Co.	3,216	380,549
Tyson Foods, Inc. “A”	7,959	498,472

		7,788,434

Household Products 1.7%
Church & Dwight Co., Inc.	6,999	363,108
Clorox Co.	3,580	476,999
Colgate-Palmolive Co.	24,506	1,816,630
Kimberly-Clark Corp.	9,783	1,263,083
Procter & Gamble Co.	70,906	6,179,458

		10,099,278

Personal Products 0.2%
Coty, Inc. “A”	12,811	240,334
Estee Lauder Companies, Inc. “A”	6,241	599,011

		839,345

Tobacco 1.8%
Altria Group, Inc.	53,627	3,993,603
Philip Morris International, Inc.	43,033	5,054,226
Reynolds American, Inc.	22,934	1,491,627

		10,539,456

	Shares	Value ($)
Energy 6.0%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.	11,791	642,727
Halliburton Co.	24,023	1,026,022
Helmerich & Payne, Inc.	3,071	166,878
National Oilwell Varco, Inc.	10,494	345,672
Schlumberger Ltd.	38,472	2,532,997
TechnipFMC PLC*	12,893	350,690
Transocean Ltd.*	11,073	91,131

		5,156,117

Oil, Gas & Consumable Fuels 5.1%
Anadarko Petroleum Corp.	15,519	703,631
Apache Corp.	10,467	501,683
Cabot Oil & Gas Corp.	12,752	319,820
Chesapeake Energy Corp.* (a)	21,271	105,717
Chevron Corp.	52,499	5,477,221
Cimarex Energy Co.	2,597	244,144
Concho Resources, Inc.*	4,116	500,217
ConocoPhillips	34,279	1,506,905
Devon Energy Corp.	14,438	461,583
EOG Resources, Inc.	16,010	1,449,225
EQT Corp.	4,745	278,010
Exxon Mobil Corp.	117,578	9,492,072
Hess Corp.	7,500	329,025
Kinder Morgan, Inc.	53,263	1,020,519
Marathon Oil Corp.	23,614	279,826
Marathon Petroleum Corp.	14,403	753,709
Murphy Oil Corp.	4,445	113,925
Newfield Exploration Co.*	5,448	155,050
Noble Energy, Inc.	12,621	357,174
Occidental Petroleum Corp.	21,203	1,269,424
ONEOK, Inc.	10,531	549,297
Phillips 66	12,241	1,012,208
Pioneer Natural Resources Co.	4,713	752,101
Range Resources Corp.	5,374	124,516
Tesoro Corp.	4,188	391,997
Valero Energy Corp.	12,331	831,849
Williams Companies, Inc.	22,921	694,048

		29,674,896

Financials 14.4%
Banks 6.4%
Bank of America Corp.	275,921	6,693,844
BB&T Corp.	22,430	1,018,546
Citigroup, Inc.	76,328	5,104,817
Citizens Financial Group, Inc.	14,095	502,910
Comerica, Inc.	4,967	363,783
Fifth Third Bancorp.	20,807	540,150
Huntington Bancshares, Inc.	29,990	405,465
JPMorgan Chase & Co.	98,506	9,003,448
KeyCorp	30,354	568,834
M&T Bank Corp.	4,278	692,822
People’s United Financial, Inc.	9,693	171,178
PNC Financial Services Group, Inc.	13,388	1,671,760
Regions Financial Corp.	32,903	481,700
SunTrust Banks, Inc.	13,403	760,218
U.S. Bancorp.	43,923	2,280,482
Wells Fargo & Co.	124,645	6,906,579
Zions Bancorp.	5,623	246,906

		37,413,442

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche Equity 500 Index VIP

	Shares	Value ($)
Capital Markets 2.9%
Affiliated Managers Group, Inc.	1,538	255,093
Ameriprise Financial, Inc.	4,237	539,328
Bank of New York Mellon Corp.	28,764	1,467,539
BlackRock, Inc.	3,347	1,413,806
CBOE Holdings, Inc.	2,569	234,807
Charles Schwab Corp.	33,692	1,447,408
CME Group, Inc.	9,421	1,179,886
E*TRADE Financial Corp.*	7,674	291,842
Franklin Resources, Inc.	9,475	424,385
Intercontinental Exchange, Inc.	16,349	1,077,726
Invesco Ltd.	11,323	398,456
Moody’s Corp.	4,576	556,808
Morgan Stanley	39,483	1,759,363
Nasdaq, Inc.	3,157	225,694
Northern Trust Corp.	6,217	604,355
Raymond James Financial, Inc.	3,618	290,236
S&P Global, Inc.	7,171	1,046,894
State Street Corp.	9,799	879,264
T. Rowe Price Group, Inc.	6,673	495,203
The Goldman Sachs Group, Inc.	10,149	2,252,063

		16,840,156

Consumer Finance 0.7%
American Express Co.	20,828	1,754,551
Capital One Financial Corp.	13,320	1,100,498
Discover Financial Services	10,506	653,368
Navient Corp.	7,961	132,551
Synchrony Financial	21,358	636,895

		4,277,863

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. “B”*	52,656	8,918,347
Leucadia National Corp.	8,912	233,138

		9,151,485

Insurance 2.8%
Aflac, Inc.	10,988	853,548
Allstate Corp.	10,121	895,101
American International Group, Inc.	24,387	1,524,675
Aon PLC	7,288	968,940
Arthur J. Gallagher & Co.	5,013	286,994
Assurant, Inc.	1,563	162,067
Chubb Ltd.	12,920	1,878,310
Cincinnati Financial Corp.	4,230	306,463
Everest Re Group Ltd.	1,137	289,469
Hartford Financial Services Group, Inc.	10,067	529,222
Lincoln National Corp.	6,207	419,469
Loews Corp.	7,691	360,016
Marsh & McLennan Companies, Inc.	14,296	1,114,516
MetLife, Inc.	29,926	1,644,134
Principal Financial Group, Inc.	7,403	474,310
Progressive Corp.	16,120	710,731
Prudential Financial, Inc.	11,920	1,289,029
The Travelers Companies, Inc.	7,756	981,367
Torchmark Corp.	2,960	226,440
Unum Group	6,266	292,184
Willis Towers Watson PLC	3,530	513,474
XL Group Ltd.	7,255	317,769

		16,038,228

	Shares	Value ($)
Health Care 14.4%
Biotechnology 2.9%
AbbVie, Inc.	44,057	3,194,573
Alexion Pharmaceuticals, Inc.*	6,208	755,327
Amgen, Inc.	20,426	3,517,970
Biogen, Inc.*	5,925	1,607,808
Celgene Corp.*	21,681	2,815,712
Gilead Sciences, Inc.	36,254	2,566,058
Incyte Corp.*	4,691	590,644
Regeneron Pharmaceuticals, Inc.*	2,110	1,036,305
Vertex Pharmaceuticals, Inc.*	6,858	883,791

		16,968,188

Health Care Equipment & Supplies 2.9%
Abbott Laboratories	48,186	2,342,321
Align Technology, Inc.*	2,094	314,351
Baxter International, Inc.	13,513	818,077
Becton, Dickinson & Co.	6,314	1,231,925
Boston Scientific Corp.*	37,868	1,049,701
C.R. Bard, Inc.	2,027	640,755
Danaher Corp.	16,932	1,428,891
DENTSPLY SIRONA, Inc.	6,270	406,547
Edwards Lifesciences Corp.*	5,844	690,995
Hologic, Inc.*	7,673	348,201
IDEXX Laboratories, Inc.*	2,475	399,515
Intuitive Surgical, Inc.*	1,020	954,077
Medtronic PLC	37,971	3,369,926
Stryker Corp.	8,591	1,192,259
The Cooper Companies, Inc.	1,334	319,386
Varian Medical Systems, Inc.*	2,554	263,547
Zimmer Biomet Holdings, Inc.	5,540	711,336

		16,481,810

Health Care Providers & Services 2.8%
Aetna, Inc.	9,199	1,396,684
AmerisourceBergen Corp.	4,640	438,619
Anthem, Inc.	7,341	1,381,062
Cardinal Health, Inc.	8,736	680,709
Centene Corp.*	4,734	378,152
Cigna Corp.	7,135	1,194,328
DaVita, Inc.*	4,326	280,152
Envision Healthcare Corp.*	3,349	209,882
Express Scripts Holding Co.*	16,461	1,050,870
HCA Healthcare, Inc.*	7,959	694,025
Henry Schein, Inc.*	2,170	397,153
Humana, Inc.	4,005	963,683
Laboratory Corp. of America Holdings*	2,858	440,532
McKesson Corp.	5,813	956,471
Patterson Companies, Inc.	2,178	102,257
Quest Diagnostics, Inc.	3,749	416,739
UnitedHealth Group, Inc.	26,752	4,960,356
Universal Health Services, Inc. “B”	2,449	298,974

		16,240,648

Health Care Technology 0.1%
Cerner Corp.*	8,097	538,208

Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	9,019	534,917
Illumina, Inc.*	4,031	699,459
Mettler-Toledo International, Inc.*	711	418,452
PerkinElmer, Inc.	3,098	211,098

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index VIP	|	7

	Shares	Value ($)
Thermo Fisher Scientific, Inc.	10,841	1,891,429
Waters Corp.*	2,205	405,367

		4,160,722

Pharmaceuticals 5.0%
Allergan PLC	9,297	2,260,008
Bristol-Myers Squibb Co.	45,678	2,545,178
Eli Lilly & Co.	26,931	2,216,421
Johnson & Johnson	74,685	9,880,079
Mallinckrodt PLC*	2,815	126,140
Merck & Co., Inc.	75,831	4,860,009
Mylan NV*	12,776	495,964
Perrigo Co. PLC	4,006	302,533
Pfizer, Inc.	165,491	5,558,843
Zoetis, Inc.	13,653	851,674

		29,096,849

Industrials 10.2%
Aerospace & Defense 2.3%
Arconic, Inc.	12,117	274,450
Boeing Co.	15,572	3,079,363
General Dynamics Corp.	7,835	1,552,113
L3 Technologies, Inc.	2,170	362,564
Lockheed Martin Corp.	6,882	1,910,512
Northrop Grumman Corp.	4,843	1,243,247
Raytheon Co.	8,052	1,300,237
Rockwell Collins, Inc.	4,500	472,860
Textron, Inc.	7,351	346,232
TransDigm Group, Inc.	1,349	362,706
United Technologies Corp.	20,685	2,525,845

		13,430,129

Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	3,864	265,379
Expeditors International of Washington, Inc.	5,006	282,739
FedEx Corp.	6,810	1,480,017
United Parcel Service, Inc. “B”	19,123	2,114,813

		4,142,948

Airlines 0.6%
Alaska Air Group, Inc.	3,400	305,184
American Airlines Group, Inc.	13,651	686,918
Delta Air Lines, Inc.	20,525	1,103,014
Southwest Airlines Co.	16,751	1,040,907
United Continental Holdings, Inc.*	7,767	584,467

		3,720,490

Building Products 0.3%
Allegion PLC	2,655	215,374
Fortune Brands Home & Security, Inc.	4,179	272,638
Johnson Controls International PLC	26,026	1,128,487
Masco Corp.	8,981	343,164

		1,959,663

Commercial Services & Supplies 0.3%
Cintas Corp.	2,395	301,866
Republic Services, Inc.	6,333	403,602
Stericycle, Inc.*	2,322	177,215
Waste Management, Inc.	11,213	822,474

		1,705,157

	Shares	Value ($)
Construction & Engineering 0.1%
Fluor Corp.	3,925	179,687
Jacobs Engineering Group, Inc.	3,349	182,152
Quanta Services, Inc.*	4,221	138,955

		500,794

Electrical Equipment 0.6%
Acuity Brands, Inc.	1,209	245,766
AMETEK, Inc.	6,390	387,042
Eaton Corp. PLC	12,320	958,866
Emerson Electric Co.	17,891	1,066,661
Rockwell Automation, Inc.	3,538	573,014

		3,231,349

Industrial Conglomerates 2.3%
3M Co.	16,587	3,453,248
General Electric Co.	241,450	6,521,564
Honeywell International, Inc.	21,100	2,812,419
Roper Technologies, Inc.	2,849	659,629

		13,446,860

Machinery 1.6%
Caterpillar, Inc.	16,379	1,760,087
Cummins, Inc.	4,260	691,057
Deere & Co.	8,128	1,004,539
Dover Corp.	4,290	344,144
Flowserve Corp.	3,711	172,302
Fortive Corp.	8,352	529,099
Illinois Tool Works, Inc.	8,660	1,240,545
Ingersoll-Rand PLC	7,128	651,428
PACCAR, Inc.	9,738	643,098
Parker-Hannifin Corp.	3,683	588,617
Pentair PLC	4,596	305,818
Snap-on, Inc.	1,622	256,276
Stanley Black & Decker, Inc.	4,224	594,444
Xylem, Inc.	5,082	281,695

		9,063,149

Professional Services 0.3%
Equifax, Inc.	3,324	456,784
IHS Markit Ltd.*	8,801	387,596
Nielsen Holdings PLC	9,315	360,118
Robert Half International, Inc.	3,482	166,892
Verisk Analytics, Inc.*	4,216	355,704

		1,727,094

Road & Rail 0.9%
CSX Corp.	25,485	1,390,461
J.B. Hunt Transport Services, Inc.	2,426	221,688
Kansas City Southern	2,904	303,904
Norfolk Southern Corp.	8,069	981,997
Union Pacific Corp.	22,382	2,437,624

		5,335,674

Trading Companies & Distributors 0.2%
Fastenal Co.	8,122	353,551
United Rentals, Inc.*	2,295	258,669
W.W. Grainger, Inc.	1,506	271,878

		884,098

Information Technology 22.0%
Communications Equipment 1.0%
Cisco Systems, Inc.	138,798	4,344,378
F5 Networks, Inc.*	1,823	231,630

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche Equity 500 Index VIP

	Shares	Value ($)
Harris Corp.	3,334	363,673
Juniper Networks, Inc.	10,582	295,026
Motorola Solutions, Inc.	4,497	390,070

		5,624,777

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. “A”	8,530	629,685
Corning, Inc.	25,341	761,497
FLIR Systems, Inc.	3,838	133,025
TE Connectivity Ltd.	9,838	774,054

		2,298,261

Internet Software & Services 4.5%
Akamai Technologies, Inc.*	4,873	242,724
Alphabet, Inc. “A”*	8,250	7,669,860
Alphabet, Inc. “C”*	8,271	7,516,106
eBay, Inc.*	28,034	978,947
Facebook, Inc. “A”*	65,524	9,892,813
VeriSign, Inc.*	2,486	231,099

		26,531,549

IT Services 3.8%
Accenture PLC “A”	17,171	2,123,709
Alliance Data Systems Corp.	1,520	390,169
Automatic Data Processing, Inc.	12,445	1,275,115
Cognizant Technology Solutions Corp. “A”	16,330	1,084,312
CSRA, Inc.	4,064	129,032
DXC Technology Co.	7,861	603,096
Fidelity National Information Services, Inc.	9,221	787,473
Fiserv, Inc.*	5,923	724,620
Gartner, Inc.*	2,540	313,715
Global Payments, Inc.	4,283	386,841
International Business Machines Corp.	23,704	3,646,386
Mastercard, Inc. “A”	26,010	3,158,914
Paychex, Inc.	8,852	504,033
PayPal Holdings, Inc.*	30,916	1,659,262
Total System Services, Inc.	4,636	270,047
Visa, Inc. “A”	51,198	4,801,348
Western Union Co.	12,910	245,936

		22,104,008

Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc.*	21,771	271,702
Analog Devices, Inc.	10,234	796,205
Applied Materials, Inc.	29,690	1,226,494
Broadcom Ltd.	11,120	2,591,516
Intel Corp.	130,488	4,402,665
KLA-Tencor Corp.	4,341	397,245
Lam Research Corp.	4,489	634,879
Microchip Technology, Inc.	6,361	490,942
Micron Technology, Inc.*	29,004	866,060
NVIDIA Corp.	16,493	2,384,228
Qorvo, Inc.*	3,484	220,607
QUALCOMM, Inc.	40,955	2,261,535
Skyworks Solutions, Inc.	5,110	490,305
Texas Instruments, Inc.	27,558	2,120,037
Xilinx, Inc.	6,967	448,117

		19,602,537

	Shares	Value ($)
Software 4.8%
Activision Blizzard, Inc.	19,183	1,104,365
Adobe Systems, Inc.*	13,753	1,945,224
ANSYS, Inc.*	2,369	288,260
Autodesk, Inc.*	5,324	536,766
CA, Inc.	8,610	296,787
Citrix Systems, Inc.*	4,164	331,371
Electronic Arts, Inc.*	8,550	903,906
Intuit, Inc.	6,739	895,006
Microsoft Corp.	214,045	14,754,122
Oracle Corp.	83,364	4,179,871
Red Hat, Inc.*	4,989	477,697
salesforce.com, Inc.*	18,547	1,606,170
Symantec Corp.	16,775	473,894
Synopsys, Inc.*	4,101	299,086

		28,092,525

Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	144,535	20,815,930
Hewlett Packard Enterprise Co.	46,171	765,977
HP, Inc.	46,824	818,483
NetApp, Inc.	7,377	295,449
Seagate Technology PLC	8,189	317,324
Western Digital Corp.	8,123	719,698
Xerox Corp.	6,090	174,966

		23,907,827

Materials 2.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	6,035	863,367
Albemarle Corp.	3,086	325,696
CF Industries Holdings, Inc.	6,520	182,299
Dow Chemical Co.	31,187	1,966,964
E.I. du Pont de Nemours & Co.	23,983	1,935,668
Eastman Chemical Co.	4,009	336,716
Ecolab, Inc.	7,202	956,066
FMC Corp.	3,715	271,381
International Flavors & Fragrances, Inc.	2,191	295,785
LyondellBasell Industries NV “A”	9,147	771,915
Monsanto Co.	12,166	1,439,968
PPG Industries, Inc.	7,134	784,455
Praxair, Inc.	7,912	1,048,736
The Mosaic Co.	9,825	224,305
The Sherwin-Williams Co.	2,239	785,799

		12,189,120

Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,751	389,737
Vulcan Materials Co.	3,670	464,916

		854,653

Containers & Packaging 0.3%
Avery Dennison Corp.	2,496	220,572
Ball Corp.	9,578	404,287
International Paper Co.	11,357	642,920
Sealed Air Corp.	5,419	242,554
WestRock Co.	6,859	388,631

		1,898,964

Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	37,281	447,745
Newmont Mining Corp.	14,951	484,263
Nucor Corp.	8,779	508,040

		1,440,048

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index VIP	|	9

	Shares	Value ($)
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	2,528	304,548
American Tower Corp.	11,775	1,558,068
Apartment Investment & Management Co. “A”	4,373	187,908
AvalonBay Communities, Inc.	3,812	732,552
Boston Properties, Inc.	4,258	523,819
Crown Castle International Corp.	10,159	1,017,729
Digital Realty Trust, Inc.	4,436	501,046
Equinix, Inc.	2,159	926,556
Equity Residential	10,128	666,726
Essex Property Trust, Inc.	1,842	473,891
Extra Space Storage, Inc.	3,500	273,000
Federal Realty Investment Trust	2,016	254,802
GGP, Inc.	15,994	376,819
HCP, Inc.	13,087	418,261
Host Hotels & Resorts, Inc.	20,560	375,631
Iron Mountain, Inc.	6,686	229,731
Kimco Realty Corp.	11,579	212,475
Mid-America Apartment Communities, Inc.	3,130	329,839
Prologis, Inc.	14,679	860,777
Public Storage	4,151	865,608
Realty Income Corp.	7,520	414,954
Regency Centers Corp.	4,109	257,388
Simon Property Group, Inc.	8,663	1,401,327
SL Green Realty Corp.	2,869	303,540
The Macerich Co.	3,281	190,495
UDR, Inc.	7,462	290,794
Ventas, Inc.	9,809	681,529
Vornado Realty Trust	4,814	452,035
Welltower, Inc.	10,210	764,218
Weyerhaeuser Co.	20,748	695,058

		16,541,124

Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	8,406	305,979

Telecommunication Services 2.1%
Diversified Telecommunication Services
AT&T, Inc.	170,266	6,424,136
CenturyLink, Inc. (a)	15,322	365,889
Level 3 Communications, Inc.*	8,196	486,023
Verizon Communications, Inc.	113,003	5,046,714

		12,322,762

Utilities 3.1%
Electric Utilities 1.9%
Alliant Energy Corp.	6,179	248,210
American Electric Power Co., Inc.	13,656	948,682
Duke Energy Corp.	19,403	1,621,897
Edison International	9,047	707,385
Entergy Corp.	5,010	384,618
Eversource Energy	8,796	534,005
Exelon Corp.	25,689	926,602
FirstEnergy Corp.	12,129	353,682
NextEra Energy, Inc.	12,971	1,817,626
PG&E Corp.	14,088	935,021
Pinnacle West Capital Corp.	3,097	263,740
PPL Corp.	18,871	729,553

	Shares	Value ($)
Southern Co.	27,499	1,316,652
Xcel Energy, Inc.	14,044	644,339

		11,432,012

Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	18,485	205,368
NRG Energy, Inc.	8,675	149,384

		354,752

Multi-Utilities 1.0%
Ameren Corp.	6,812	372,412
CenterPoint Energy, Inc.	11,933	326,726
CMS Energy Corp.	7,764	359,085
Consolidated Edison, Inc.	8,651	699,174
Dominion Energy, Inc.	17,431	1,335,737
DTE Energy Co.	4,967	525,459
NiSource, Inc.	9,033	229,077
Public Service Enterprise Group, Inc.	14,052	604,376
SCANA Corp.	3,890	260,669
Sempra Energy	6,938	782,259
WEC Energy Group, Inc.	8,736	536,216

		6,031,190

Water Utilities 0.1%
American Water Works Co., Inc.	4,893	381,410
Total Common Stocks (Cost $305,339,066)		575,818,995

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.73%**, 8/17/2017 (b) (Cost $584,442)	585,000	584,339

	Shares	Value ($)
Securities Lending Collateral 0.2%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.87% (c) (d) (Cost $1,138,288)	1,138,288	1,138,288

Cash Equivalents 0.9%
Deutsche Central Cash Management Government Fund, 1.03% (c) (Cost $5,078,102)	5,078,102	5,078,102

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $312,139,898)†	100.3	582,619,724
Other Assets and Liabilities, Net	(0.3)	(1,629,295)
Net Assets	100.0	580,990,429

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche Equity 500 Index VIP

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

†	The cost for federal income tax purposes was $322,501,979. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $260,117,745. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $280,309,335 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,191,590.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2017 amounted to $1,113,108, which is 0.2% of net assets.

(b)	At June 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

S&P: Standard & Poor’s

At June 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	9/15/2017	49	5,931,205	(23,022)

Currency Abbreviation

USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$575,818,995	$—	$—	$575,818,995
Government & Agency Obligations	—	584,339	—	584,339
Short-Term Investments (e)	6,216,390	—	—	6,216,390
Total	$582,035,385	$584,339	$—	$582,619,724

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(23,022)	$—	$—	$(23,022)
Total	$(23,022)	$—	$—	$(23,022)

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.

(e)	See Investment Portfolio for additional detailed categorizations.

(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index VIP	|	11

Statement of Assets and Liabilities

as of June 30, 2017 (Unaudited)

Assets
Investments:
Investments in non-affiliated securities, at value (cost $305,923,508) — including $1,113,108, of securities loaned	$576,403,334
Investment in Deutsche Government & Agency Securities Portfolio (cost $1,138,288)*	1,138,288
Investment in Deutsche Central Cash Management Government Fund (cost $5,078,102)	5,078,102
Total investments in securities, at value (cost $312,139,898)	582,619,724
Cash	3,436
Receivable for Fund shares sold	3,225
Dividends receivable	574,704
Interest receivable	5,367
Receivable for variation margin on futures contracts	2,414
Foreign taxes recoverable	334
Other assets	4,317
Total assets	583,213,521

Liabilities
Payable upon return of securities loaned	1,138,288
Payable for investments purchased	242,990
Payable for Fund shares redeemed	594,391
Accrued management fee	89,602
Accrued Trustees fees	628
Other accrued expenses and payables	157,193
Total liabilities	2,223,092
Net assets, at value	$580,990,429

Net Assets Consist of
Undistributed net investment income	4,596,270
Net unrealized appreciation (depreciation) on:
Investments	270,479,826
Futures	(23,022)
Accumulated net realized gain (loss)	3,593,638
Paid-in capital	302,343,717
Net assets, at value	$580,990,429
Class A
Net Asset Value, offering and redemption price per share ($543,687,535 ÷ 27,265,857 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$19.94
Class B
Net Asset Value, offering and redemption price per share ($20,779,956 ÷ 1,040,889 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$19.96
Class B2
Net Asset Value, offering and redemption price per share ($16,522,938 ÷ 827,316 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$19.97

*	Represents collateral on securities loaned.

     Statement of Operations

for the six months ended June 30, 2017 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $251)	$5,772,989
Interest	1,874
Income distributions — Deutsche Central Cash Management Government Fund	24,171
Securities lending income, net of borrower rebates	6,296
Other income	53,939
Total income	5,859,269
Expenses:
Management fee	570,878
Administration fee	285,439
Services to shareholders	2,148
Record keeping fee (Class B and Class B2)	22,808
Distribution service fees (Class B and Class B2)	44,158
Custodian fee	11,352
Professional fees	39,087
Reports to shareholders	25,206
Trustees fees and expenses	16,105
Other	19,009
Total expenses before expense reductions	1,036,190
Expense reductions	(32,245)
Total expenses after expense reductions	1,003,945
Net investment income	4,855,324

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	13,059,272
Futures	731,847
13,791,119
Change in net unrealized appreciation (depreciation) on:
Investments	31,572,257
Futures	(2,622)
31,569,635
Net gain (loss)	45,360,754
Net increase (decrease) in net assets resulting from operations	$50,216,078

The accompanying notes are an integral part of the financial statements.

12	|	Deutsche Equity 500 Index VIP

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income (loss)	$4,855,324	$9,929,415
Net realized gain (loss)	13,791,119	30,550,655
Change in net unrealized appreciation (depreciation)	31,569,635	17,492,004
Net increase (decrease) in net assets resulting from operations	50,216,078	57,972,074
Distributions to shareholders from:
Net investment income:
Class A	(9,614,078)	(10,160,013)
Class B	(291,291)	(239,707)
Class B2	(232,694)	(284,387)
Net realized gains:
Class A	(27,007,783)	(37,893,356)
Class B	(972,179)	(1,020,192)
Class B2	(832,427)	(1,283,529)
Total distributions	(38,950,452)	(50,881,184)
Fund share transactions:
Class A
Proceeds from shares sold	9,266,869	19,113,656
Reinvestment of distributions	36,621,861	48,053,369
Payments for shares redeemed	(31,994,602)	(84,799,336)
Net increase (decrease) in net assets from Class A share transactions	13,894,128	(17,632,311)
Class B
Proceeds from shares sold	3,938,645	6,018,267
Reinvestment of distributions	1,263,470	1,259,899
Payments for shares redeemed	(3,172,895)	(1,576,659)
Net increase (decrease) in net assets from Class B share transactions	2,029,220	5,701,507
Class B2
Proceeds from shares sold	230,894	343,915
Reinvestment of distributions	1,065,121	1,567,916
Payments for shares redeemed	(1,640,248)	(2,587,120)
Net increase (decrease) in net assets from Class B2 share transactions	(344,233)	(675,289)
Increase (decrease) in net assets	26,844,741	(5,515,203)
Net assets at beginning of period	554,145,688	559,660,891
Net assets at end of period (including undistributed net investment income of $4,596,270 and $9,879,009, respectively)	$580,990,429	$554,145,688

Other Information	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Class A
Shares outstanding at beginning of period	26,513,791	27,337,468
Shares sold	461,107	1,015,516
Shares issued to shareholders in reinvestment of distributions	1,870,371	2,660,762
Shares redeemed	(1,579,412)	(4,499,955)
Net increase (decrease) in Class A shares	752,066	(823,677)
Shares outstanding at end of period	27,265,857	26,513,791
Class B
Shares outstanding at beginning of period	940,533	634,704
Shares sold	194,715	320,148
Shares issued to shareholders in reinvestment of distributions	64,397	69,646
Shares redeemed	(158,756)	(83,965)
Net increase (decrease) in Class B shares	100,356	305,829
Shares outstanding at end of period	1,040,889	940,533
Class B2
Shares outstanding at beginning of period	843,125	877,722
Shares sold	11,502	18,490
Shares issued to shareholders in reinvestment of distributions	54,260	86,625
Shares redeemed	(81,571)	(139,712)
Net increase (decrease) in Class B2 shares	(15,809)	(34,597)
Shares outstanding at end of period	827,316	843,125

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index VIP	|	13

Financial Highlights

	Six Months Ended 6/30/17		Years Ended December 31,
Class A	(Unaudited)		2016	2015	2014	2013	2012

Selected Per Share Data
Net asset value, beginning of period	$19.58		$19.40	$20.41	$19.01	$15.01	$13.20
Income (loss) from investment operations:
Net investment income (loss)[a]	.17		.35	.35	.33	.30	.28
Net realized and unrealized gain (loss)	1.61		1.74	(.10)	2.10	4.37	1.78
Total from investment operations	1.78		2.09	.25	2.43	4.67	2.06
Less distributions from:
Net investment income	(.37)		(.40)	(.33)	(.37)	(.31)	(.25)
Net realized gains	(1.05)		(1.51)	(.93)	(.66)	(.36)	—
Total distributions	(1.42)		(1.91)	(1.26)	(1.03)	(.67)	(.25)
Net asset value, end of period	$19.94		$19.58	$19.40	$20.41	$19.01	$15.01
Total Return (%)	9.21	[b]**	11.61 [b]	1.13 [b]	13.39 [b]	31.93 [b]	15.70

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	544		519	530	610	600	668
Ratio of expenses before expense reductions (%)[d]	.34	*	.34	.34	.34	.34	.35
Ratio of expenses after expense reductions (%)[d]	.33	*	.33	.33	.33	.34	.35
Ratio of net investment income (loss) (%)	1.72	*	1.88	1.77	1.70	1.76	1.95
Portfolio turnover rate (%)	2	**	4	3	3	4 [c]	4

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/17		Years Ended December 31,
Class B	(Unaudited)		2016	2015	2014	2013	2012

Selected Per Share Data
Net asset value, beginning of period	$19.58		$19.40	$20.40	$19.01	$15.00	$13.19
Income (loss) from investment operations:
Net investment income (loss)[a]	.14		.30	.30	.28	.34	.25
Net realized and unrealized gain (loss)	1.60		1.74	(.09)	2.09	4.29	1.78
Total from investment operations	1.74		2.04	.21	2.37	4.63	2.03
Less distributions from:
Net investment income	(.31)		(.35)	(.28)	(.32)	(.26)	(.22)
Net realized gains	(1.05)		(1.51)	(.93)	(.66)	(.36)	—
Total distributions	(1.36)		(1.86)	(1.21)	(.98)	(.62)	(.22)
Net asset value, end of period	$19.96		$19.58	$19.40	$20.40	$19.01	$15.00
Total Return (%)	9.00	[b]**	11.32 [b]	.92 [b]	13.05 [b]	31.68 [b]	15.42

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21		18	12	7	5	47
Ratio of expenses before expense reductions (%)[d]	.70	*	.69	.67	.62	.59	.60
Ratio of expenses after expense reductions (%)[d]	.64	*	.61	.58	.58	.58	.60
Ratio of net investment income (loss) (%)	1.41	*	1.61	1.53	1.45	2.11	1.70
Portfolio turnover rate (%)	2	**	4	3	3	4 [c]	4

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

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	Six Months Ended 6/30/17		Years Ended December 31,
Class B2	(Unaudited)		2016	2015	2014	2013	2012

Selected Per Share Data
Net asset value, beginning of period	$19.57		$19.39	$20.40	$18.99	$14.99	$13.18
Income (loss) from investment operations:
Net investment income (loss)[a]	.13		.28	.28	.27	.23	.22
Net realized and unrealized gain (loss)	1.61		1.74	(.10)	2.09	4.37	1.78
Total from investment operations	1.74		2.02	.18	2.36	4.60	2.00
Less distributions from:
Net investment income	(.29)		(.33)	(.26)	(.29)	(.24)	(.19)
Net realized gains	(1.05)		(1.51)	(.93)	(.66)	(.36)	—
Total distributions	(1.34)		(1.84)	(1.19)	(.95)	(.60)	(.19)
Net asset value, end of period	$19.97		$19.57	$19.39	$20.40	$18.99	$14.99
Total Return (%)[b]	9.00	**	11.20	.76	13.00	31.44	15.26

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17		17	17	19	20	19
Ratio of expenses before expense reductions (%)[d]	.74	*	.74	.74	.74	.74	.75
Ratio of expenses after expense reductions (%)[d]	.73	*	.71	.68	.68	.72	.74
Ratio of net investment income (loss) (%)	1.32	*	1.50	1.42	1.35	1.39	1.55
Portfolio turnover rate (%)	2	**	4	3	3	4 [c]	4

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche Equity 500 Index VIP	|	15

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Deutsche Equity 500 Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate of 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B and Class B2 shares are subject to record keeping fees equal to an annual rate up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price

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and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of June 30, 2017, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2017, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Deutsche Equity 500 Index VIP	|	17

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2017, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2017 is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2017, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,921,000 to $7,196,000.

The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$(23,022)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

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Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$731,847

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$(2,622)

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $8,684,855 and $28,623,988, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund’s average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Accordingly, for the six months ended June 30, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.20% of the Fund’s average daily net assets.

For the period from January 1, 2017 through April 30, 2017 (through April 30, 2018 for Class A shares), the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.33%
Class B	.62%
Class B2	.72%

Effective May 1, 2017 through September 30, 2017 (through April 30, 2018 for Class B shares), the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class B	.67%
Class B2	.77%

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For the six months ended June 30, 2017, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$25,178
Class B	6,185
Class B2	882
$32,245

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2017, the Administration Fee was $285,439, of which $48,143 is unpaid.

Distribution Service Agreement. Deutsche AM Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the six months ended June 30, 2017, the Distribution Service Fees were as follows:

Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2017
Class B	$23,553	$4,151
Class B2	20,605	3,412
	$44,158	$7,563

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2017
Class A	$221	$110
Class B	40	19
Class B2	28	13
	$289	$142

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,209, of which $8,129 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2017, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $474.

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E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2017.

F. Ownership of the Fund

At June 30, 2017, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 50% and 18%, respectively. At June 30, 2017, one participating insurance company was beneficial owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 81%. At June 30, 2017, one participating insurance company was a beneficial owner of record of 93% of the total outstanding Class B2 shares of the Fund.

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Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2017 to June 30, 2017).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2017

Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/17	$1,092.10	$1,090.00	$1,090.00
Expenses Paid per $1,000*	$1.71	$3.32	$3.78

Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/17	$1,023.16	$1,021.62	$1,021.17
Expenses Paid per $1,000*	$1.66	$3.21	$3.66

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class B2
Deutsche Equity 500 Index VIP	.33%	.64%	.73%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

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Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Deutsche Equity 500 Index VIP	|	23

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Equity 500 Index VIP’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2016.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

–	Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s

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oversight of sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Focus Funds” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the

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Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

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Notes

vit-equ500-3 (R-028371-6 8/17)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/22/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/22/2017